Cover	Aug. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2026
Entity File Number	001-36641
Entity Registrant Name	Brainstorm Cell Therapeutics Inc.
Entity Central Index Key	0001137883
Entity Tax Identification Number	20-7273918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1325 Avenue of Americas
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	201
Local Phone Number	488-0460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00005 par value
Trading Symbol	BCLI
Entity Emerging Growth Company	false